Income/(Loss) per share - Basic and diluted net income/(loss) per ordinary share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income attributable to Jianpu's shareholders	¥ 32,092	$ 4,589	¥ 106,131	¥ (26,772)
Numerator for diluted net (loss)/income per share	¥ 32,092	$ 4,589	¥ 106,131	¥ (26,772)
Denominator:
Denominator for basic net (loss)/income per share	387,204,389	387,204,389	399,454,434	424,612,125
Denominator for diluted net (loss)/income per share	409,383,114	409,383,114	410,098,257	424,612,125
Net income/(loss) per ordinary share:
Basic | (per share)	¥ 0.08	$ 0.01	¥ 0.27	¥ (0.06)
Diluted | (per share)	¥ 0.08	$ 0.01	¥ 0.26	¥ (0.06)
Employee Stock Option
Net income/(loss) per ordinary share:
Numbers of shares options excluded from calculation of diluted net income/(loss) per share	24,311,233	24,311,233	20,834,621	46,851,006